Interests in Other Entities - Summarized Financial Information of Subsidiaries With Material Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of summarized financial information [Line Items]
Assets	S/ 3,891,946	S/ 4,328,660
Liabilities	(3,549,185)	(4,536,966)
Assets	4,775,724	4,717,976	S/ 3,699,629
Liabilities	(2,529,407)	(2,019,933)
Revenue	6,080,142	6,190,317	7,582,912
(Loss) profit before income tax	328,713	(582,865)	142,346
Income tax	(123,037)	119,272	(95,899)
Profit (loss) for the period	209,238	(451,598)	55,589
Other comprehensive Income	(8,280)	(20,599)	(48,044)
Total comprehensive Income for the period	200,958	(472,197)	7,545
Dividends paid to non-controlling interest Note (36-c)	43,942	25,473	4,535
Cash flows from investing activities provided by (used in), net	348,870	(373,684)	(551,106)
Cash flows from financing activities provided by (used in), net	(786,057)	85,762	579,012
(Net decrease) net increase in cash	19,110	44,552	(264,400)
Cash and cash equivalent at the beginning of the year	606,950	554,002	818,402
Cash and cash equivalent at the end of the year	626,180	606,950	554,002
Viva GyM S.A. and subsidiaries [member]
Disclosure of summarized financial information [Line Items]
Assets	884,591	1,117,065
Liabilities	(352,125)	(515,781)
Current net assets (liabilities)	532,466	601,284
Assets	78,457	113,594
Liabilities	(44,068)	(104,179)
Non-current net assets (liabilities)	34,389	9,415
Net assets	566,855	610,699
Revenue	647,535	411,518
(Loss) profit before income tax	153,602	104,223
Income tax	(35,900)	(27,054)
Profit (loss) for the period	117,702	77,169
Total comprehensive Income for the period	117,702	77,169
Dividends paid to non-controlling interest Note (36-c)	21,165	5,050
Cash flows from operating activities provided by (used in), net	164,852	44,910
Cash flows from investing activities provided by (used in), net	79,471	(546)
Cash flows from financing activities provided by (used in), net	(203,958)	(59,931)
(Net decrease) net increase in cash	38,817	(15,567)
Cash and cash equivalent at the beginning of the year	58,892	74,459
Cash and cash equivalent at the end of the year	97,709	58,892	74,459
GyM SA and subsidiaries [member]
Disclosure of summarized financial information [Line Items]
Assets	1,875,231	1,849,077
Liabilities	(2,142,618)	(2,050,803)
Current net assets (liabilities)	(267,387)	201,726
Assets	1,368,460	1,326,599
Liabilities	(546,342)	(471,424)
Non-current net assets (liabilities)	822,118	855,175
Net assets	554,731	653,449
Revenue	3,184,833	4,036,226
(Loss) profit before income tax	18,827	(85,857)
Income tax	(13,482)	(11,228)
Profit (loss) for the period	5,345	(97,085)
Other comprehensive Income	(2,641)	19,486
Total comprehensive Income for the period	2,704	(77,599)
Dividends paid to non-controlling interest Note (36-c)	4,056	8,288
Cash flows from operating activities provided by (used in), net	239,935	224,428
Cash flows from investing activities provided by (used in), net	44,020	(29,853)
Cash flows from financing activities provided by (used in), net	(191,689)	(283,296)
(Net decrease) net increase in cash	92,266	(88,721)
Cash and cash equivalent at the beginning of the year	78,899	167,620
Cash and cash equivalent at the end of the year	179,560	78,899	167,620
Norvial S.A. [member]
Disclosure of summarized financial information [Line Items]
Assets	88,077	107,838
Liabilities	(45,613)	(49,721)
Current net assets (liabilities)	42,464	58,117
Assets	492,803	467,449
Liabilities	(327,936)	(339,661)
Non-current net assets (liabilities)	164,867	127,788
Net assets	207,331	185,905
Revenue	149,467	216,260
(Loss) profit before income tax	68,104	63,582
Income tax	(18,678)	(16,262)
Profit (loss) for the period	49,426	47,320
Total comprehensive Income for the period	49,426	47,320
Dividends paid to non-controlling interest Note (36-c)	9,240	7,260
Cash flows from operating activities provided by (used in), net	25,041	(42,051)
Cash flows from financing activities provided by (used in), net	(48,010)	99,193
(Net decrease) net increase in cash	(22,969)	57,142
Cash and cash equivalent at the beginning of the year	95,418	38,276
Cash and cash equivalent at the end of the year	S/ 72,449	S/ 95,418	S/ 38,276